Note 8 - Restricted Cash	12 Months Ended
Dec. 31, 2015
Restricted Cash [Abstract]
Restricted Cash [Text Block]
8.	RESTRICTED CASH

Restricted cash, as of December 31, 2015 and December 31, 2014, was as follows:

	As of December 31,	As of December 31,
	2015	2014
Letters of guarantee	31	31
Long term restricted cash accounts	$31	$31

As of December 31, 2015 and 2014, the Company retained letters of guarantee in the amount of $31. As of December 31, 2015 and 2014, the Company is in default regarding the minimum liquidity of $250 for the Portigon AG Credit Facility. Please refer to Note 12 for further details in respect of minimum liquidity.